Deferred revenue	12 Months Ended
Dec. 31, 2024
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Deferred revenue

30.Deferred revenue

Deferred revenue primarily consists of rent income that are accounted with the scope of IFRS 16 and it is classified as current at 31 December 2024 and 2023. The amount of deferred revenue is TL 507,561 and TL 358,064 as at 31 December 2024 and 2023, respectively.